N-2 - USD ($)			2 Months Ended	3 Months Ended
		Aug. 26, 2024	Aug. 20, 2024 [7]	Jun. 30, 2024 [7]	Mar. 31, 2024 [7]	Dec. 31, 2023 [7]	Sep. 30, 2023 [8]	Jun. 30, 2023 [8]	Mar. 31, 2023 [8]	Dec. 31, 2022 [8]	Sep. 30, 2022 [9]	Jun. 30, 2022 [9]	Mar. 31, 2022 [9]	Dec. 31, 2021 [9]
Cover [Abstract]
Entity Central Index Key		0001517767
Amendment Flag		false
Document Type		424B2
Entity Registrant Name		CARLYLE CREDIT INCOME FUND
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

SHAREHOLDER TRANSACTION FEES
Sales load paid by common shareholders of the Fund	None
Offering expenses borne by the Fund	0.87	% (1)
Dividend reinvestment plan expenses	None	(2)
Total shareholder transaction fees	0.87%

(1)	We have not retained a placement agent, underwriter, broker or dealer with respect to this Offering and therefore are not paying any underwriting discounts or commissions.
(2)
You will pay brokerage charges if you direct your broker or the plan agent to sell your common shares that you acquired pursuant to a DRP. You may also pay a pro rata share of brokerage commissions incurred in connection with open-market purchases pursuant to the Fund’s DRP. The expenses of administering the DRP are included in “Other Expenses.” See “Dividend Reinvestment Plan” in the accompanying base prospectus.

Sales Load [Percent]		0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[1]	0.87%
Other Transaction Expense 2 [Percent]	[2]	0.00%
Annual Expenses [Table Text Block]

ANNUAL FUND EXPENSES (as a percentage of net assets attributable to common shares)
Management Fee	2.38	% (3)
Incentive Fee payable under Investment Advisory Agreement (17.5%)	2.93	% (4)
Interest payments and fees on borrowed funds	3.90	% (5)
Other Expenses	2.22	% (6)
Total annual fund expenses	11.43%
(3)
The Management Fee is calculated and payable monthly in arrears at the annual rate of 1.75% of the month-end
value of the Fund’s Managed Assets. “Managed Assets” means the total assets of the Fund (including any assets attributable to any preferred shares or to indebtedness) minus the Fund’s liabilities other than liabilities relating to indebtedness.

(4)
The Fund shall pay CGCIM an Incentive Fee calculated and payable quarterly in arrears based upon the Fund’s
“pre-incentive
fee net investment income” for the immediately preceding quarter, and is subject to a hurdle rate, expressed as a rate of return on the Fund’s net assets, equal to 2.00% per quarter (or an annualized hurdle rate of 8.00%), subject to a
“catch-up”
feature. For this purpose,
“pre-incentive
fee net investment income” means interest income, dividend income, income generated from original issue discounts, payment-in-kind
income, and any other income earned or accrued during the calendar quarter, minus the Fund’s operating expenses (which, for this purpose shall not include any distribution and/or shareholder servicing fees, litigation, any extraordinary expenses or Incentive Fee) for the quarter. For purposes of computing the Fund’s pre-incentive
fee net investment income, the calculation methodology will look through total return swaps as if the Fund owned the referenced assets directly. As a result, the Fund’s pre-incentive
fee net investment income includes net interest, if any, associated with a derivative or swap, which is the difference between (a) the interest income and transaction fees related to the reference assets and (b) all interest and other expenses paid by the Fund to the derivative or swap counterparty. Net assets means the total assets of the Fund minus the Fund’s liabilities. For purposes of the Incentive Fee, net assets are calculated for the relevant quarter as the weighted average of the net asset value of the Fund as of the first business day of each month therein. The weighted average net asset value shall be calculated for each month by multiplying the net asset value as of the beginning of the first business day of the month times the number of days in that month, divided by the number of days in the applicable calendar quarter.
The calculation of the Incentive Fee for each calendar quarter is as follows:

•
No Incentive Fee is payable to CGCIM if the Fund’s
pre-incentive
fee net investment income, expressed as a percentage of the Fund’s net assets in respect of the relevant calendar quarter, does not exceed the quarterly hurdle rate of 2.00%;

•
100% of the portion of the Fund’s
pre-incentive
fee net investment income that exceeds the hurdle rate but is less than or equal to 2.4242% (the
“catch-up”)
is payable to CGCIM if the Fund’s
pre-incentive
fee net investment income, expressed as a percentage of the Fund’s net assets in respect of the relevant calendar quarter, exceeds the hurdle rate but is less than or equal to 2.4242% (9.6968% annualized). The
“catch-up”
provision is intended to provide CGCIM.

•	with an incentive fee of 17.5% on all of the Fund’s pre-incentive fee net investment income when the Fund’s pre-incentive fee net investment income reaches 2.4242% of net assets; and

•
17.5% of the portion of the Fund’s
pre-incentive
fee net investment income that exceeds the
“catch-up”
is payable to CGCIM if the Fund’s
pre-incentive
fee net investment income, expressed as a percentage of the Fund’s net assets in respect of the relevant calendar quarter, exceeds 2.4242% (9.6968 annualized). As a result, once the hurdle rate is reached and the catch-up
is achieved, 17.5% of all the Fund’s
pre-incentive
fee net investment income thereafter is allocated to CGCIM.

(5)
The Fund may issue preferred shares or debt securities. The above figure assumes an aggregate of $52 million of preferred shares with an interest rate of 8.75% per annum. In the event that the Fund were to issue additional preferred shares or debt securities, the Fund’s borrowing costs, and correspondingly its total annual expenses, including, in the case of such preferred shares, the base management fee as a percentage of the Fund’s net assets attributable to common shares, would increase.

(6)
“Other expenses” includes the Fund’s overhead expenses, including payments under the Administration Agreement based on the Fund’s allocable portion of overhead and other expenses incurred by Administrator, and payment of fees in connection with outsourced administrative functions, and are based on estimated amounts for the current fiscal year. “Other expenses” also includes the ongoing administrative expenses to the independent accountants and legal counsel of the Fund, compensation of independent directors, and cost and expenses relating to rating agencies.

Management Fees [Percent]	[3]	2.38%
Interest Expenses on Borrowings [Percent]	[4]	3.90%
Incentive Fees [Percent]	[5]	2.93%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[6]	2.22%
Total Annual Expenses [Percent]		11.43%
Expense Example [Table Text Block]
The following examples illustrate the hypothetical expenses that you would pay on a $1,000 investment (including estimated costs of this offering to be borne by the common shareholders) assuming annual expenses attributable to common shares remain unchanged and common shares earn a 5% annual return:

Example	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return	$117	$328	$512	$874

Expense Example, Year 01		$ 117
Expense Example, Years 1 to 3		328
Expense Example, Years 1 to 5		512
Expense Example, Years 1 to 10		$ 874
Management Fee not based on Net Assets, Note [Text Block]	The Management Fee is calculated and payable monthly in arrears at the annual rate of 1.75% of the month-end
		value of the Fund’s Managed Assets. “Managed Assets” means the total assets of the Fund (including any assets attributable to any preferred shares or to indebtedness) minus the Fund’s liabilities other than liabilities relating to indebtedness.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]		Investment Objective . The Fund’s primary investment objective is to generate current income, with a secondary objective to generate capital appreciation.
Risk Factors [Table Text Block]		Risk Factors — Risks Related to Our Investments — We may leverage our portfolio, which would magnify the potential for gain or loss on amounts invested and will increase the risk of investing in us
Risk [Text Block]
RISK FACTORS
Investing in our securities involves a number of significant risks. In addition to the risks described below and in “
Risk Factors
” in the accompanying prospectus, you should carefully consider all other information contained in this prospectus supplement, the accompanying prospectus, any free writing prospectus and the documents incorporated by reference in this prospectus supplement and the accompanying prospectus before making a decision to purchase our securities. The risks and uncertainties described below and in the accompanying prospectus are not the only ones facing us. Additional risks and uncertainties not presently known to us, or not presently deemed material by us, may also impair our operations and performance.
If any of the following risks actually occur, our business, financial condition or results of operations could be materially adversely affected. If that happens, our net asset value and the trading price of our securities could decline and you may lose all or part of your investment.
The risks described below specifically relate to this offering. Please see the “Risk Factors” section of the accompanying prospectus for additional risks of investing in us and our common shares.
Risks Relating to the Concurrent Placement
The Convertible Preferred Shares issued in the Concurrent Placement will constitute leverage. See “
Risk Factors — Risks Related to Our Investments — We may leverage our portfolio, which would magnify the potential for gain or loss on amounts invested and will increase the risk of investing in us
” in the accompanying prospectus.
Upon conversion of the Convertible Preferred Shares being offered in the Concurrent Placement, the Fund will satisfy its conversion obligation by issuing common shares, which will dilute the ownership interests of Common Shareholders. There is no cap on the number of common shares that can be issued upon the conversion of Convertible Preferred Shares, subject to the limitation no holder of Convertible Preferred Shares may exercise its conversion right if upon conversion the holder would receive common shares that would cause funds and accounts (collectively, the “Accounts”) managed by the investment adviser to such funds and account and any person controlled by the parent company of such investment adviser (collectively, the “Institutional Adviser”) to beneficially own in the aggregate more than 4.9% of the common shares. Because the number of common shares issued upon conversion of the Convertible Preferred Shares will be based on the greater of the market price of the common shares and the NAV of the common shares at the time of conversion, the lower the market price and NAV of the common shares at the time of conversion, the more common shares into which the Convertible Preferred Shares are convertible and the greater the dilution that will be experienced by holders of common shares. Accordingly, there is no limit on the amount of dilution that may be experienced by holders of common shares.
In addition, the issuance of the Convertible Preferred Shares may provide incentives for holders thereof that intend to convert their Convertible Preferred Shares to seek to cause a decline in the price of the common shares (including through selling common shares short) in order to receive an increased number of common shares upon such conversion of the Convertible Preferred Shares. The potential decline in the price of the common shares may negatively affect the price of the common shares and the Fund’s ability to obtain financing in the future.
Certain terms of the Convertible Preferred Shares could make it more difficult or more expensive for the Fund to engage in a consolidation, merger or sale of all or substantially all of its assets. In connection with certain such transactions, the Fund will be required to redeem all of the outstanding Convertible Preferred Shares. The Fund may not have enough available cash or be able to obtain financing in order to redeem the Convertible Preferred Shares, which may prevent the Fund from completing a transaction that would be beneficial for Common Shareholders.
The accounting for convertible instruments is subject to frequent scrutiny by the accounting regulatory bodies and is subject to change. We cannot predict if or when any such change could be made and any such change could have an adverse impact on our reported or future financial results. Any such impacts could adversely affect the market price of the common shares.

Share Price [Table Text Block]
Our common shares began trading on May 29, 2019 and are currently traded on the NYSE under the symbol “CCIF.” Prior to July 27, 2023, the Fund’s common shares traded on NYSE under the symbol “VCIF.” The following table lists the high and low closing sale price for our common shares, the high and low closing sale price as a percentage of NAV and distributions declared per common share for each quarter since October 1, 2021.

	Closing Sales Price			Premium (Discount) of High Sales Price to NAV (2)	Premium (Discount) of Low Sales Price to NAV (2)	Distributions Declared (3)
Period	NAV (1)	High	Low
Fiscal year ending September 30, 2022 (4)
First quarter	11.32	10.69	9.98	(5.57)%	(11.84)%	0.3381
Second quarter	10.97	10.33	9.77	(5.83)%	(10.94)%	0.2271
Third quarter	10.65	10.00	9.07	(6.10)%	(14.84)%	0.2194
Fourth quarter	10.39	9.75	8.90	(6.16)%	(14.34)%	0.2139
Fiscal year ending September 30, 2023 (5)
First quarter	10.26	9.53	8.47	(7.12)%	(17.45)%	0.2068
Second quarter	10.15	10.10	8.61	(0.49)%	(15.17)%	0.2050
Third quarter	9.96	10.03	9.70	0.70%	(2.61)%	0.2022
Fourth quarter	8.42	9.95	7.72	18.17%	(8.31)%	0.2096
Fiscal year ending September 30, 2024 (6)
First quarter	7.99	8.16	7.48	2.13%	(6.38)%	0.2982
Second quarter	7.88	8.16	7.78	3.55%	(1.27)%	0.3038
Third quarter	7.68	8.60	7.73	11.98%	0.65%	0.3150
Fourth quarter (through August 20, 2024)	7.42	8.73	7.57	17.65%	2.02%	0.2100

(1)
NAV per common share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per common share on the date of the high and low sales prices. The NAVs shown are based on outstanding common shares at the end of each period.

(2)	Calculated as of the respective high or low closing sales price divided by the quarter end NAV.
(3)
Represents the cash distributions (including dividends, dividends reinvested and returns of capital, if any) per common share that we have declared on our common shares in the specified quarter. Tax characteristics of distributions will vary.

(4)	For the fiscal year ending September 30, 2022, distributions made by us were comprised, in part, of a return of capital, as calculated on a per common share basis, of $0.088 per common share.
(5)
For the fiscal quarter ending December 31, 2022, distributions made by us were comprised, in part, of an estimated return of capital, as calculated on a per common share basis, of $0.1253 per common share. For the fiscal quarter ending March 31, 2023, distributions made by us were comprised, in part, of an estimated return of capital, as calculated on a per common share basis, of $0.0699 per common share. For the fiscal quarter ending June 30, 2023, distributions made by us were comprised, in part, of an estimated return of capital, as calculated on a per common share basis, of $0.1021 per common share.

(6)
For the fiscal quarter ending June 30, 2024, distributions made by us were comprised, in part, of an estimated return of capital, as calculated on a per common share basis, of $0.0039 per common share.

Common shares of
closed-end
management investment companies may trade at a market price that is less than the NAV that is attributable to those common shares. The possibility that our common shares of will trade at a discount to NAV or at a premium that is unsustainable over the long term is separate and distinct from the risk that our NAV will decrease. It is not possible to predict whether our common shares will trade at, above or below NAV in the future. Our NAV per common share was $7.64 as of July 31, 2024. The closing sales price for common shares on the NYSE on August 20, 2024 was $8.51, which represented a 14.69% premium to NAV per common share.

Lowest Price or Bid, NAV			$ 7.57	$ 7.73	$ 7.78	$ 7.48	$ 7.72	$ 9.7	$ 8.61	$ 8.47	$ 8.9	$ 9.07	$ 9.77	$ 9.98
Highest Price or Bid, NAV			$ 8.73	$ 8.6	$ 8.16	$ 8.16	$ 9.95	$ 10.03	$ 10.1	$ 9.53	$ 9.75	$ 10	$ 10.33	$ 10.69
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[10]		17.65%	11.98%	3.55%	2.13%	18.17%	0.70%	(0.49%)	(7.12%)	(6.16%)	(6.10%)	(5.83%)	(5.57%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[10]		2.02%	0.65%	(1.27%)	(6.38%)	(8.31%)	(2.61%)	(15.17%)	(17.45%)	(14.34%)	(14.84%)	(10.94%)	(11.84%)
NAV Per Share	[11]		$ 7.42	$ 7.68	$ 7.88	$ 7.99	$ 8.42	$ 9.96	$ 10.15	$ 10.26	$ 10.39	$ 10.65	$ 10.97	$ 11.32
Risks Related to Our Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Risks Related to Our Investments — We may leverage our portfolio, which would magnify the potential for gain or loss on amounts invested and will increase the risk of investing in us
Risks Relating to the Concurrent Placement [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Risks Relating to the Concurrent Placement
The Convertible Preferred Shares issued in the Concurrent Placement will constitute leverage. See “
Risk Factors — Risks Related to Our Investments — We may leverage our portfolio, which would magnify the potential for gain or loss on amounts invested and will increase the risk of investing in us
” in the accompanying prospectus.
Upon conversion of the Convertible Preferred Shares being offered in the Concurrent Placement, the Fund will satisfy its conversion obligation by issuing common shares, which will dilute the ownership interests of Common Shareholders. There is no cap on the number of common shares that can be issued upon the conversion of Convertible Preferred Shares, subject to the limitation no holder of Convertible Preferred Shares may exercise its conversion right if upon conversion the holder would receive common shares that would cause funds and accounts (collectively, the “Accounts”) managed by the investment adviser to such funds and account and any person controlled by the parent company of such investment adviser (collectively, the “Institutional Adviser”) to beneficially own in the aggregate more than 4.9% of the common shares. Because the number of common shares issued upon conversion of the Convertible Preferred Shares will be based on the greater of the market price of the common shares and the NAV of the common shares at the time of conversion, the lower the market price and NAV of the common shares at the time of conversion, the more common shares into which the Convertible Preferred Shares are convertible and the greater the dilution that will be experienced by holders of common shares. Accordingly, there is no limit on the amount of dilution that may be experienced by holders of common shares.
In addition, the issuance of the Convertible Preferred Shares may provide incentives for holders thereof that intend to convert their Convertible Preferred Shares to seek to cause a decline in the price of the common shares (including through selling common shares short) in order to receive an increased number of common shares upon such conversion of the Convertible Preferred Shares. The potential decline in the price of the common shares may negatively affect the price of the common shares and the Fund’s ability to obtain financing in the future.
Certain terms of the Convertible Preferred Shares could make it more difficult or more expensive for the Fund to engage in a consolidation, merger or sale of all or substantially all of its assets. In connection with certain such transactions, the Fund will be required to redeem all of the outstanding Convertible Preferred Shares. The Fund may not have enough available cash or be able to obtain financing in order to redeem the Convertible Preferred Shares, which may prevent the Fund from completing a transaction that would be beneficial for Common Shareholders.
The accounting for convertible instruments is subject to frequent scrutiny by the accounting regulatory bodies and is subject to change. We cannot predict if or when any such change could be made and any such change could have an adverse impact on our reported or future financial results. Any such impacts could adversely affect the market price of the common shares.

Common Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share		$ 7.64

[1]	We have not retained a placement agent, underwriter, broker or dealer with respect to this Offering and therefore are not paying any underwriting discounts or commissions.
[2]	You will pay brokerage charges if you direct your broker or the plan agent to sell your common shares that you acquired pursuant to a DRP. You may also pay a pro rata share of brokerage commissions incurred in connection with open-market purchases pursuant to the Fund’s DRP. The expenses of administering the DRP are included in “Other Expenses.” See “Dividend Reinvestment Plan” in the accompanying base prospectus.
[3]	The Management Fee is calculated and payable monthly in arrears at the annual rate of 1.75% of the month-end value of the Fund’s Managed Assets. “Managed Assets” means the total assets of the Fund (including any assets attributable to any preferred shares or to indebtedness) minus the Fund’s liabilities other than liabilities relating to indebtedness.
[4]	The Fund may issue preferred shares or debt securities. The above figure assumes an aggregate of $52 million of preferred shares with an interest rate of 8.75% per annum. In the event that the Fund were to issue additional preferred shares or debt securities, the Fund’s borrowing costs, and correspondingly its total annual expenses, including, in the case of such preferred shares, the base management fee as a percentage of the Fund’s net assets attributable to common shares, would increase.
[5]	The Fund shall pay CGCIM an Incentive Fee calculated and payable quarterly in arrears based upon the Fund’s “pre-incentive fee net investment income” for the immediately preceding quarter, and is subject to a hurdle rate, expressed as a rate of return on the Fund’s net assets, equal to 2.00% per quarter (or an annualized hurdle rate of 8.00%), subject to a “catch-up” feature. For this purpose, “pre-incentive fee net investment income” means interest income, dividend income, income generated from original issue discounts, payment-in-kind income, and any other income earned or accrued during the calendar quarter, minus the Fund’s operating expenses (which, for this purpose shall not include any distribution and/or shareholder servicing fees, litigation, any extraordinary expenses or Incentive Fee) for the quarter. For purposes of computing the Fund’s pre-incentive fee net investment income, the calculation methodology will look through total return swaps as if the Fund owned the referenced assets directly. As a result, the Fund’s pre-incentive fee net investment income includes net interest, if any, associated with a derivative or swap, which is the difference between (a) the interest income and transaction fees related to the reference assets and (b) all interest and other expenses paid by the Fund to the derivative or swap counterparty. Net assets means the total assets of the Fund minus the Fund’s liabilities. For purposes of the Incentive Fee, net assets are calculated for the relevant quarter as the weighted average of the net asset value of the Fund as of the first business day of each month therein. The weighted average net asset value shall be calculated for each month by multiplying the net asset value as of the beginning of the first business day of the month times the number of days in that month, divided by the number of days in the applicable calendar quarter.The calculation of the Incentive Fee for each calendar quarter is as follows: • No Incentive Fee is payable to CGCIM if the Fund’s pre-incentive fee net investment income, expressed as a percentage of the Fund’s net assets in respect of the relevant calendar quarter, does not exceed the quarterly hurdle rate of 2.00%;• 100% of the portion of the Fund’s pre-incentive fee net investment income that exceeds the hurdle rate but is less than or equal to 2.4242% (the “catch-up”) is payable to CGCIM if the Fund’s pre-incentive fee net investment income, expressed as a percentage of the Fund’s net assets in respect of the relevant calendar quarter, exceeds the hurdle rate but is less than or equal to 2.4242% (9.6968% annualized). The “catch-up” provision is intended to provide CGCIM.• with an incentive fee of 17.5% on all of the Fund’s pre-incentive fee net investment income when the Fund’s pre-incentive fee net investment income reaches 2.4242% of net assets; and •17.5% of the portion of the Fund’s pre-incentive fee net investment income that exceeds the “catch-up” is payable to CGCIM if the Fund’s pre-incentive fee net investment income, expressed as a percentage of the Fund’s net assets in respect of the relevant calendar quarter, exceeds 2.4242% (9.6968 annualized). As a result, once the hurdle rate is reached and the catch-up is achieved, 17.5% of all the Fund’s pre-incentive fee net investment income thereafter is allocated to CGCIM.
[6]	“Other expenses” includes the Fund’s overhead expenses, including payments under the Administration Agreement based on the Fund’s allocable portion of overhead and other expenses incurred by Administrator, and payment of fees in connection with outsourced administrative functions, and are based on estimated amounts for the current fiscal year. “Other expenses” also includes the ongoing administrative expenses to the independent accountants and legal counsel of the Fund, compensation of independent directors, and cost and expenses relating to rating agencies.
[7]	For the fiscal quarter ending June 30, 2024, distributions made by us were comprised, in part, of an estimated return of capital, as calculated on a per common share basis, of $0.0039 per common share.
[8]	For the fiscal quarter ending December 31, 2022, distributions made by us were comprised, in part, of an estimated return of capital, as calculated on a per common share basis, of $0.1253 per common share. For the fiscal quarter ending March 31, 2023, distributions made by us were comprised, in part, of an estimated return of capital, as calculated on a per common share basis, of $0.0699 per common share. For the fiscal quarter ending June 30, 2023, distributions made by us were comprised, in part, of an estimated return of capital, as calculated on a per common share basis, of $0.1021 per common share.
[9]	For the fiscal year ending September 30, 2022, distributions made by us were comprised, in part, of a return of capital, as calculated on a per common share basis, of $0.088 per common share.
[10]	Calculated as of the respective high or low closing sales price divided by the quarter end NAV.
[11]	NAV per common share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per common share on the date of the high and low sales prices. The NAVs shown are based on outstanding common shares at the end of each period.